Inventories - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Increase (decrease) in obsolete and slow-moving supplies inventories provision	$ 0.3	$ 1.5
Obsolete and slow-moving supplies inventories provision	14.8	14.5
Inventory write-down	$ 27.5	$ 52.9